Mandatorily redeemable Series C preferred shares (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Schedule of Dividend and Redemption Payments

Estimated dividend payments due in the next five years and dividend and redemption payments thereafter are:
2014	$1,109
2015	1,077
2016	946
2017	895
2018	1,125
Thereafter to 2031	20,859
Redemption amount	5,340
31,351
Less amounts representing interest	(12,546)
18,805
Less current portion	(1,038)
$17,767